Financing - Financial lease agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing
Property, plant and equipment	R$ 17,020,259	R$ 16,211,228	R$ 17,020,259
Cost
Financing
Property, plant and equipment	25,402,515	23,782,726	23,087,775
Accumulated Depreciation and Amortization
Financing
Property, plant and equipment	(8,382,254)	(7,571,498)	(6,852,495)
Machinery and equipment
Financing
Property, plant and equipment		9,300,372	9,168,829
Machinery and equipment | Cost
Financing
Property, plant and equipment	16,413,525	15,846,331	15,345,570
Machinery and equipment | Accumulated Depreciation and Amortization
Financing
Property, plant and equipment	(7,244,696)	(6,545,959)	R$ (5,908,943)
Financial Leases | Machinery and equipment
Financing
Property, plant and equipment	6,842	8,708
Total present value of mandatory installments (financing)	18,225	19,686
Financial charges to be recognized in the future	2,115	2,770
Total mandatory installments at the expiration of agreements	20,340	22,456
Financial Leases | Machinery and equipment | Less than one year
Financing
Total present value of mandatory installments (financing)	5,608	4,632
Financial Leases | Machinery and equipment | Later than one year and not later than five years
Financing
Property, plant and equipment	12,617	15,054
Financial Leases | Machinery and equipment | Cost
Financing
Property, plant and equipment	108,160	108,160
Financial Leases | Machinery and equipment | Accumulated Depreciation and Amortization
Financing
Property, plant and equipment	R$ (101,318)	R$ (99,452)